STATEMENTS OF OPERATIONS [Parenthetical] (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Gain Loss On Disposition Of Investments	$ 9,882,625	$ 9,359,210
Series Twenty [Member]
Gain Loss On Disposition Of Investments	722,000	6,402
Series Twenty One [Member]
Gain Loss On Disposition Of Investments	79,000	0
Series Twenty Two [Member]
Gain Loss On Disposition Of Investments	0	318,670
Series Twenty Three [Member]
Gain Loss On Disposition Of Investments	0	82,930
Series Twenty Four [Member]
Gain Loss On Disposition Of Investments	1,630,062	1,793,701
Series Twenty Five [Member]
Gain Loss On Disposition Of Investments	0	3,096,620
Series Twenty Six [Member]
Gain Loss On Disposition Of Investments	2,801,657	2,007,273
Series Twenty Seven [Member]
Gain Loss On Disposition Of Investments	2,508,394	582,228
Series Twenty Eight [Member]
Gain Loss On Disposition Of Investments	939,495	53,550
Series Twenty Nine [Member]
Gain Loss On Disposition Of Investments	344,656	0
Series Thirty [Member]
Gain Loss On Disposition Of Investments	0	72,943
Series Thirty One [Member]
Gain Loss On Disposition Of Investments	624,556	48,230
Series Thirty Two [Member]
Gain Loss On Disposition Of Investments	3,428	1,449
Series Thirty Four [Member]
Gain Loss On Disposition Of Investments	176,333	0
Series Thirty Five [Member]
Gain Loss On Disposition Of Investments	0	52,500
Series Thirty Six [Member]
Gain Loss On Disposition Of Investments	0	1,242,272
Series Forty One [Member]
Gain Loss On Disposition Of Investments	52,000	0
Series Forty Five [Member]
Gain Loss On Disposition Of Investments	$ 1,044	$ 442